UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)


Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-----------------------------------------------------------------------
TABLE OF CONTENTS                                     APRIL 30, 2004

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                     OCEAN STATE TAX EXEMPT FUND [LOGO]

                           REPORT OF THE PRESIDENT
                               April 30, 2004

      Are interest rates going to rise? How would it impact my investment in the Ocean State Tax Exempt Fund ("the Fund")? These are appropriate and important questions for investors.

      Many market observers believe the Federal Reserve is moving closer to boosting interest rates 25 to 50 basis points. The Federal Reserve has historically raised interest rates to moderate growth in the economy before it becomes overheated and triggers an inflationary spiral. Remember the 1980's when a home mortgage rate was 15%? We don't believe that rates will return to those levels but we recognize that the Federal Reserve needs the flexibility to raise rates to keep our economy on track.

      Be careful, Mr. Greenspan. Although, recent economic indicators point toward an economy that is rebounding much of the data is contradictory. If our economy accelerates too rapidly it could lead to higher inflation and stifle future growth. That is why the Fed is weighing a rate hike. Inflation and rapid growth is a threat that the Federal Reserve hopes to contain. However, the Federal Reserve faces a delicate balancing act. Boosting rates too aggressively could derail the process.

      Interest rates are cyclical, rising and falling over time during economic cycles. When interest rates rise the price of existing bonds should fall. However, while bond prices are falling the Fund's monthly per share dividend distribution is at the same time increasing.

      Investment in bond funds like Ocean State should be viewed as long-term investments. Over time the price will both rise and fall. In either case, the Fund maintains it's objective to balance the preservation of principal with a high level of current income exempt from Rhode Island and Federal taxes for Rhode Island residents.

                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                            as of April 30, 2004
                                 (unaudited)


                                                             Prior
                                   November 1, 2003       Fiscal Year        May 1, 1999       May 1, 1994
                                        through              Ended             through           through
                                    April 30, 2004     October 31, 2003    April 30, 2004    April 30, 2004
                                   ----------------    ----------------    --------------    --------------

Total Rate of Return (b)
  Based on:
    Net Asset Value                      0.70%               3.60%              4.00%             5.27%
    Offering Price                      (7.38)%             (0.55)%             3.14%             4.84%


                                        As of                As of
                                   April 30, 2004      October 31, 2003
                                   --------------      ----------------

30-day Current Yield
  Based on:
    Net Asset Value                     3.41%                3.38%
    Offering Price                      3.27%                3.25%
30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                     5.76%                5.71%
    Offering Price                      5.53%                5.49%

The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 10.7 years as of April 30, 2004.

The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                   % of Total Portfolio
                   --------------------
                    as of       as of
      Rating       4/30/04     10/31/03
      ------       -------     --------

      Aaa/AAA       77.92%      75.13%
      Aa/AA         21.28%      22.95%
      A              0.80%       1.05%
      Baa/BBB           0%       0.87%
      Not Rated         0%          0%

The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2004, shareholders subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. All dividend income is exempt from local, state and Federal taxes for Rhode Island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                            as of April 30, 2004
                                 (unaudited)


                                   ASSETS

Investments at value (identified cost $28,018,856) (Note 1A)               $29,262,437
Cash                                                                            76,184
Interest receivable                                                            338,658
Prepaid expense                                                                 24,537
Receivable for Capital Stock Sold                                               17,000
                                                                           -----------
      Total Assets                                                         $29,718,816

                                 LIABILITIES

Distribution payable to shareholders                                            37,239
Payable for Capital Stock Redeemed                                               4,659
Accrued management fees                                                         14,771
                                                                           -----------
      Total Liabilities                                                    $    56,669
                                                                           ===========
      Net Assets                                                           $29,662,147
                                                                           ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                          $    28,772
Additional paid-in capital                                                  28,365,242
Accumulated net realized gain on investment transactions                        24,552
Net unrealized appreciation of investments                                   1,243,581
                                                                           -----------
Total-Representing Net Assets at Value for 2,877,248 Shares Outstanding    $29,662,147
                                                                           ===========

Computation of net Asset Value & Offering Price:
Net Assets                                                                 $29,662,147
Divided by number of shares outstanding                                      2,877,248
Net asset value                                                            $     10.31
                                                                           ===========
Offering price                                                             $     10.74
                                                                           ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the period ended April 30, 2004
                                 (unaudited)


Investment Income
Interest income (Note 1B)                                            $ 732,133
Expenses:
  Adviser fees (Note 2)                                 $  55,049
  Administrator fees (Note 2)                              39,320
  Transfer agent fees                                      25,653
  Auditing fees                                            18,138
  Legal fees and expenses                                  18,633
  Trustees fees and expenses                               12,750
  Distribution expenses (Note 5)                            7,187
  Custody                                                   9,718
  Shareholder reports                                       3,517
  Pricing fees                                              1,656
  Miscellaneous expenses                                    2,084
  Insurance                                                   689
  Registration fees                                           975
                                                        ---------
                                                        $ 195,369
                                                                     ---------
      Net Investment Income                                          $ 536,764

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain on Investments                           28,110
Net Change in Unrealized Depreciation of Investments     (411,682)
                                                        ---------
Net Realized and Unrealized Loss on Investments                       (383,572)
                                                                     ---------
Net Increase in Net Assets Resulting from Operations                 $ 153,192
                                                                     =========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                          For the Period       Fiscal Year
                                                               Ended              Ended
                                                          April 30, 2004    October 31, 2003
                                                          --------------    ----------------
                                                            (unaudited)

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                    $   536,764         $ 1,317,767
  Net realized gain on investments                              28,110              90,977
  Change in unrealized depreciation of investments            (411,682)           (161,791)
                                                           -----------         -----------

  Net increase in net assets resulting from operations     $   153,192         $ 1,246,953

Dividends and distributions to shareholders from:
  Net investment income ($.19 per share in 2004 and
   $.42 per share in 2003)                                    (536,764)         (1,317,766)
  Net realized gains ($.03 per share in 2004 and
   $.03 per share in 2003)                                     (92,412)           (105,799)
  Net decrease from fund share transactions (Note 4)        (2,976,750)         (2,797,165)
                                                           -----------         -----------

      Total decrease in net assets                          (3,452,734)         (2,973,777)

NET ASSETS:
  Beginning of period                                       33,114,881          36,088,658
                                                           -----------         -----------
  End of period                                            $29,662,147         $33,114,881
                                                           ===========         ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND

                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                                       Fiscal      Fiscal      Fiscal      Fiscal      Fiscal
                                        Six Months      Year        Year        Year        Year        Year
                                           Ended       Ended       Ended       Ended       Ended       Ended
                                          4/30/04     10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
                                        ----------    --------    --------    --------    --------    --------
                                        (unaudited)

Per Share Operating Performance:
Net Asset Value, Beginning of Year       $ 10.48      $ 10.54     $ 10.55     $ 10.25     $ 10.12     $ 10.71
Net investment income                        .19          .42         .45         .47         .49         .53
Net realized and unrealized gain
 (loss) on securities                       (.14)        (.03)       (.01)        .30         .13        (.58)
                                         -------      -------     -------     -------     -------     -------
Total from Investment Operations             .05          .39         .44         .77         .62        (.05)
                                         -------      -------     -------     -------     -------     -------

Less Distributions:
Dividends from net investment
 income                                     (.19)        (.42)       (.45)       (.47)       (.49)       (.53)
Distribution from net realized gains        (.03)        (.03)       (.00)       (.00)       (.00)       (.01)
                                         -------      -------     -------     -------     -------     -------
Total Distributions                         (.22)        (.45)       (.45)       (.47)       (.49)       (.54)
                                         -------      -------     -------     -------     -------     -------
Net Asset Value, End of Year             $ 10.31      $ 10.48     $ 10.54     $ 10.55     $ 10.25     $ 10.12
                                         =======      =======     =======     =======     =======     =======

Total investment return at Net
 Asset Value (a)                            0.70%        3.60%       4.21%       7.63%       6.22%       (.66)%
Ratios and Supplemental Data:
Net Assets, End of Year (000's
 omitted)                                $29,662      $33,115     $36,089     $36,303     $37,526     $39,954
Ratio of expenses to average net
 assets                                     0.59%        1.06%       1.04%       1.19%       1.12%        .94%
Ratio of net investment income to
 average net assets                         1.61%        3.82%       4.25%       4.52%       4.76%       4.91%
Portfolio turnover                             3%          19%         17%          4%          5%         13%
Fund expenses per share                      .07          .12         .11         .13         .12         .10
Net investment income per share              .19          .42         .45         .47         .49         .53

(a)   Total investment return does not reflect sales load.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                               April 30, 2004
                                 (unaudited)

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2004 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2004, 95.88% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2004, 82.57% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 23.79% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading charactariscics, broker quotes and other local market conditions. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)
                                 (unaudited)

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2003 and 2002 were as follows:


                                          2003          2002
                                          ----          ----

            Tax-Exempt Income          $1,317,766    $1,532,647
            Long-Term Capital Gains       105,799             -

      As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:


            Undistributed Long-Term Capital Gains    $   96,783
            Unrealized Appreciation                   1,664,234

Unaudited

      For the year ended October 31, 2003, the amount of long-term capital gain designated by the Fund was $105,799. The amount of tax exempt interest dividends distributed by the Fund was $1,317,766.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

NOTE 2 Advisory and Administrative Services and Other Affiliated
Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)
                                 (unaudited)

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2004 was $2,000.

      Legal fees and expenses of $18,633 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2003 through April 30, 2004, the Distributor received $1,607 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended April 30, 2004 purchases and sales of investment securities, other than short-term investments, aggregated $779,821 and $3,903,042, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At April 30, 2004, gross unrealized appreciation on investment securities was $1,292,727 and gross unrealized depreciation on investment securities was $49,146.

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares         Amount
                                                      ------         ------

      Balance at 10/31/02                           3,425,514     $34,202,464
      Shares sold                                     224,010       2,360,385
      Shares issued in reinvestment of dividends       77,128         812,802
      Shares redeemed                                (567,847)     (5,970,352)
                                                    ---------     -----------
      Net decrease                                   (266,709)     (2,797,165)
                                                    ---------     -----------
      Balance at 10/31/03                           3,158,805     $31,405,299
                                                    =========     ===========
      Shares sold                                      28,566         300,000
      Shares issued in reinvestment of dividends       32,201         338,874
      Shares redeemed                                (342,324)     (3,615,624)
                                                    ---------     -----------
      Net decrease                                   (281,557)     (2,976,750)
                                                    ---------     -----------
      Balance at 4/30/04                            2,877,248     $28,428,549
                                                    =========     ===========

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)
                                 (unaudited)

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $7,187 under the Plan during fiscal 2004.

                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                            as of April 30, 2004
                                 (unaudited)


                                                                                    Ratings
 Principal                                                                          Moody's/             Value
   Amount                                                                    Standard & Poor's (b)      (Note 1)
 ---------                                                                   ---------------------      --------

MUNICIPAL SECURITIES (98.65%) (a)
Rhode Island General Obligation and Revenue (67.93%) (a)
 $  500,000    Barrington School District 5.00%, 10/1/14                            Aa-2/NR           $   536,379
    200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11           Aaa/AAA               210,857
    300,000    East Providence General Obligation MBIA Insured
                5.70%, 5/15/10                                                      Aaa/AAA               316,443
    200,000    East Providence General Obligation MBIA Insured
                3.125%, 3/15/11                                                     Aaa/AAA               195,475
    250,000    Kent County Water Auth. MBIA Insured 6.35%, 7/15/14                  Aaa/AAA               255,799
    300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                Aaa/NR                319,598
    225,000    Middletown General Obligation 4.00%, 7/15/12                         Aa-3/NR               229,943
    210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06               Aaa/AAA               209,411
     75,000    North Kingstown General Obligation 6.70%, 12/15/05                   Aa-3/NR                80,550
     80,000    North Kingstown General Obligation 6.80%, 12/15/06                   Aa-3/NR                88,893
    200,000    North Kingstown General Obligation FGIC Insured
                5.70%, 10/1/18                                                      Aaa/NR                218,515
    120,000    North Providence General Obligation MBIA Insured
                6.00%, 10/01/09                                                     Aaa/AAA               120,434
    500,000    North Providence General Obligation FSA Insured
                4.00%, 10/15/17                                                     Aaa/AAA               484,971
    250,000    North Smithfield General Obligation FGIC Insured
                4.00%, 10/15/12                                                     Aaa/NR                255,802
    500,000    Pawtucket General Obligation AMBAC Insured
                5.00%, 4/15/09                                                      Aaa/NR                546,908
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15             Aaa/AAA               526,573
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11             Aaa/AAA               526,573
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13             Aaa/AAA               526,573
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12             Aaa/AAA               526,573
    200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08            Aaa/AAA               218,763
    150,000    Providence Public Bldg. Auth. MBIA Insured
                5.50%, 12/15/13                                                     Aaa/AAA               163,887
    500,000    Providence Public Bldg. Auth. AMBAC Insured
                5.125%, 12/15/14                                                    Aaa/AAA               539,476
    185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18            Aaa/AAA               189,981
    250,000    Providence Public Bldg. Auth. AMBAC Insured
                5.25%, 12/15/15                                                     Aaa/AAA               272,215
    500,000    Providence Redevelopment Auth. AMBAC Insured
                5.30%, 4/1/12                                                       Aaa/NR                547,528
    200,000    Providence Redevelopment Radian Insured 4.25%, 9/1/13                NR/AA                 202,164
    250,000    Smithfield General Obligation MBIA Insured 5.00%, 10/15/07           Aaa/AAA               270,977
    250,000    Warwick General Obligation MBIA Insured 4.60%, 11/15/05              Aaa/AAA               258,899




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)
                                 (unaudited)


                                                                                    Ratings
 Principal                                                                          Moody's/             Value
   Amount                                                                    Standard & Poor's (b)      (Note 1)
 ---------                                                                   ---------------------      --------

MUNICIPAL SECURITIES (a)-(continued)
Rhode Island General Obligation and Revenue (67.93%) (a)
 $   24,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06              Aaa/AAA           $    24,108
    250,000    Warwick General Obligation FSA Insured 4.00%, 7/15/11                Aaa/AAA               257,970
    250,000    Warwick General Obligation FSA Insured 4.125%, 7/15/13               Aaa/AAA               255,182
    200,000    West Warwick General Obligation AMBAC Insured
                4.625%, 3/1/03                                                      Aaa/AAA               210,835
     35,000    Westerly Dunn's Corner Fire District Unlimited Tax
                Assessment 7.85%, 6/1/04                                            A-1/NR                 34,898
    145,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
                6.50%, 10/1/06                                                      Aaa/AAA               146,994
    150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                 Aaa/AAA               163,887
    100,000    Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18                Aaa/AAA               101,206
    225,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18                 Aaa/AAA               233,845
    650,000    Rhode Island Depositors Economic Protection Corp.
                MBIA Insured Escrowed to Maturity 6.55%, 8/1/10                     Aaa/AAA               756,077
    215,000    Rhode Island Depositors Economic Protection Corp. CAPMAC
                Guaranteed Escrowed to Maturity 6.375%, 8/1/22                      Aaa/AAA               262,869
    250,000    Rhode Island Depositors Economic Protection Corp.
                Escrowed to Maturity 5.75%, 8/1/21                                  Aaa/NR                283,364
    250,000    Rhode Island Economic Department of Transportation FSA
                Insured 5.25%, 6/15/10                                              Aaa/AAA               278,099
    500,000    Rhode Island Economic Department of Transportation AMBAC
                Insured 3.75%, 6/15/13                                              Aaa/AAA               497,978
    500,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/12                                           Aaa/AAA               538,237
    395,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/13                                           Aaa/AAA               422,761
    545,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/14                                           Aaa/AAA               578,577
    450,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.00%, 7/1/18                                           Aaa/AAA               466,018
    400,000    Rhode Island Economic Development Corp. Providence Place
                Radian Insured 6.125%, 7/1/20                                       NR/AA                 445,454
    100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                 Aaa/AAA               108,514
    300,000    Rhode Island Lease Participation Certificate Shepard
                Bldg. AMBAC Insured 5.125%, 6/1/12                                  Aaa/AAA               325,172
    150,000    Rhode Island Port Auth. Pre-refunded U.S. T AMBAC Insured
                6.50%, 6/1/08                                                       Aaa/AAA               152,531
    500,000    Rhode Island Refunding Bond Authority AMBAC Insured
                5.25%, 2/1/10                                                       Aaa/AAA               550,624
    500,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18           Aaa/AAA               525,849




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)
                                 (unaudited)


                                                                                    Ratings
 Principal                                                                          Moody's/             Value
   Amount                                                                    Standard & Poor's (b)      (Note 1)
 ---------                                                                   ---------------------      --------

MUNICIPAL SECURITIES (a)-(continued)
Rhode Island General Obligation and Revenue (67.93%) (a)

 $  300,000    Rhode Island General Obligation FGIC Insured
                5.125%, 7/15/14                                                     Aaa/AAA           $   322,199
    480,000    Rhode Island General Obligation FGIC Insured 5.00%, 9/1/14           Aaa/AAA               514,329
    500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15           Aaa/AAA               545,050
  1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16           Aaa/AAA             1,101,249
    200,000    Rhode Island Cons. Cap. Dev. MBIA Insured 5.25%, 11/1/10             Aaa/AAA               222,727
    400,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14              Aaa/AAA               451,896
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16              Aaa/AAA               264,473
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15              Aaa/AAA               266,331
                                                                                                      -----------
               Total Rhode Island General Obligation and Revenue                                      $20,149,463

Rhode Island Health & Education Building Corporation (21.60%)(a)
    100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15              Aaa/AAA           $   106,409
    300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16              Aaa/AAA               317,739
    100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                           Aaa/AAA               106,532
    100,000    Brown University 4.75%, 9/1/12                                       Aa-1/AA+              104,798
    200,000    Brown University 5.90%, 9/1/14                                       Aa-1/AA+              213,065
    780,000    Brown University 5.25%, 9/1/16                                       Aa-1/AA+              836,751
    400,000    Brown University 5.00%, 9/1/19                                       Aa-1/AA+              414,733
    500,000    Brown University 5.00%, 9/1/23                                       Aa-1/AA+              507,268
    250,000    Salve Regina College Radian Insured 5.25%, 3/15/18                   NR/AA                 261,686
    750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                   Aaa/AAA               756,257
    500,000    Johnson & Wales College XL Capital 5.25%, 4/1/14                     Aaa/AAA               548,147
    250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15             Aaa/AAA               255,492
    585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17             Aaa/AAA               596,402
    500,000    St. Antoine Residence LOC-Allied Irish Bank
                6.125%, 11/15/18                                                    Aa-3/NR               523,372
    300,000    Lifespan MBIA Insured 5.75%, 5/15/23                                 Aaa/AAA               322,942
    300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04                    Aaa/AAA               302,687
    100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14            NR/AA-                103,051
    125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15              NR/AAA                129,473
                                                                                                      -----------
               Total Rhode Island Health & Education Building Corporation                             $ 6,406,804

Rhode Island Housing & Mortgage Finance Corporation (6.35%)(a)
 $    5,000    9.30%, 7/1/04, FGIC Insured                                          Aaa/AAA           $     4,954
    200,000    5.65%, 10/1/07                                                       NR/A                  200,140
    250,000    4.00%, 4/1/13                                                        Aa-2/AA+              246,511
    200,000    5.70%, 4/1/15                                                        Aa-2/AA+              204,394
    400,000    5.00%, 10/1/16                                                       Aa-2/AA+              402,841
     10,000    6.50%, 10/1/22                                                       Aa-2/AA+                9,913



                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)
                                 (unaudited)


                                                                                    Ratings
 Principal                                                                          Moody's/             Value
   Amount                                                                    Standard & Poor's (b)      (Note 1)
 ---------                                                                   ---------------------      --------

MUNICIPAL SECURITIES (a)-(continued)
Rhode Island Housing & Mortgage Finance Corporation (6.35%)(a)
 $  250,000    5.40%, 10,1/16                                                       Aa-2/AA+          $   254,253
    545,000    5.40%, 10/1/17                                                       Aa-2/AA+              555,623
      5,000    6.50%, 4/1/27                                                        Aa-2/AA+                5,011
                                                                                                      -----------
               Total Rhode Island Housing & Mortgage Finance Corporation                              $ 1,883,640

               TOTAL RHODE ISLAND BONDS (95.88%) (a)                                                  $28,439,907
                                                                                                      ===========

Puerto Rico Bonds (2.78%) (a)

 $  250,000    Puerto Rico Electric Power Authority MBIA Insured,
                5.00%, 7/1/10                                                       Aaa/AAA           $   274,383
    500,000    Puerto Rico Municipal Finance Auth. FSA Insured,
                5.50%, 7/1/17                                                       Aaa/AAA               548,147
                                                                                                      -----------
               TOTAL PUERTO RICO BONDS (2.78%) (a)                                                    $   822,530

               TOTAL INVESTMENTS (Cost $28,018,856)(94.46%) (a)                                       $29,262,437
                                                                                                      ===========

(a) Percentages indicated are based on net assets of $29,662,147 at April 30, 2004 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.31.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c)   Abbreviations used:
         AMBAC- American Municipal Bond Assurance Corp.
          CGIC- Capital Guaranty Insurance Co.
          FGIC- Financial Guaranty Insurance Co.
           FSA- Financial Security Assurance Inc.
          MBIA- Municipal Bond Investors Assurance Corp.
           LOC- Letter of Credit
        CAPMAC- Capital Markets Assurance Corp.
        Radian- Radian Insurance Co.

Privacy Plan

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

   * Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

   * None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.

   * Policies and procedures (including physical, electronic and priocedural safeguards) are in place that are designed to protect the confidentiality of such information.

Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor
  Van Liew Securities, Inc.              OCEAN STATE TAX EXEMPT FUND [LOGO]
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903            (The Portfolio of VLC Trust)

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  Ocean State Tax Exempt Fund                    Semi-Annual Report
  C/O PFPC, Inc.                                   April 30, 2004
  P.O. Box 9839                                      (unaudited)
  Providence, Rhode Island 02903

Independent Registered Public
 Accounting Firm
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren                           Interest income exempt
  Michael E. Hogue                             from Federal and Rhode
  Arthur H. Lathrop                            Island income taxes
  Alice M. Macintosh                           from quality municipal
  Lawrence B. Sadwin                           bonds.
  John H. St. Sauveur

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary

ITEM 2.     CODE OF ETHICS.  Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to semi-annual report. Effective for annual report for first fiscal year ending after December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable. Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8.     [RESERVED]

ITEM 9.     CONTROLS AND PROCEDURES.

            (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.    EXHIBITS.

            (a) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

            (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                  (i) EX-99.CERT - Certifications pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).
                  (ii) EX-99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust
                                       ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: July 6, 2004                     By: /s/ Alfred B. Van Liew
                                           --------------------------------
                                           Alfred B. Van Liew
                                           President


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: July 6, 2004                     By: /s/ Alfred B. Van Liew
                                           --------------------------------
                                           Alfred B. Van Liew
                                           President


Date: July 6, 2004                     By: /s/ Kevin M. Oates
                                           --------------------------------
                                           Kevin M. Oates
                                           Vice President & Treasurer